SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Liquidity (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 29, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in Accounting Estimate [Line Items]
Working capital				$ 5,850
Proceeds from convertible loan					$ 21,000
Accumulated deficit				197,492	192,189
Cash flows from operating activities				$ 3,878	$ 4,745	$ 9,749
Investment			$ 3,000
Renren Inc.
Change in Accounting Estimate [Line Items]
Proceeds from convertible loan	$ 6,000
Renren Inc. | Subsequent Event [Member]
Change in Accounting Estimate [Line Items]
Proceeds from convertible loan	$ 6,000
ATW Partners LLC
Change in Accounting Estimate [Line Items]
Proceeds from convertible loan		$ 3,000